Property, plant and equipment	9 Months Ended
Sep. 30, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
During the nine months ended September 30, 2023, the Group acquired assets at a cost of £17,192,000, of which £12,488,000 related to assets under construction, primarily relating to leasehold improvements and automation equipment at the Group’s premises in Milton Park, Oxfordshire, £434,000 were additions to leasehold improvements, £129,000 were additions to computer equipment, £153,000 were additions to office furniture and equipment and £3,988,000 were additions to plant and equipment, primarily laboratory equipment. The depreciation charge for the period was £5,018,000.

During the nine months ended September 30, 2023, £18,392,000 was transferred from assets under construction to leasehold improvements which constituted costs relating to the fit-out of premises leased by the Group. An additional £8,709,000 was transferred from assets under construction to plant and equipment for assets now installed; primarily at our premises in Milton Park.

During the nine months ended September 30, 2023, the group disposed of assets relating to plant and equipment, creating a loss on disposal of £2,000.